Derivatives (Credit Risk on Freestanding Derivatives) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Credit Derivatives [Line Items]
Estimated fair value of derivatives in a net liability position (1)	$ 1,477	$ 1,916
Fair Value of Incremental Collateral Provided Upon	1	5
Downgrade in the company's credit rating to a level that triggers full overnight collateralization or termination of the derivative position	1	7
Fixed maturity securities
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	1,539	1,815
Cash
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	8	133
Derivatives Subject to Credit-Contingent Provisions
Credit Derivatives [Line Items]
Estimated fair value of derivatives in a net liability position (1)	1,270	1,832
Fair Value of Incremental Collateral Provided Upon	1	5
Downgrade in the company's credit rating to a level that triggers full overnight collateralization or termination of the derivative position	1	7
Derivatives Subject to Credit-Contingent Provisions | Fixed maturity securities
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	1,365	1,750
Derivatives Subject to Credit-Contingent Provisions | Cash
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	4	131
Derivatives Not Subject to Credit-Contingent Provisions
Credit Derivatives [Line Items]
Estimated fair value of derivatives in a net liability position (1)	207	84
Fair Value of Incremental Collateral Provided Upon	0	0
Downgrade in the company's credit rating to a level that triggers full overnight collateralization or termination of the derivative position	0	0
Derivatives Not Subject to Credit-Contingent Provisions | Fixed maturity securities
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	174	65
Derivatives Not Subject to Credit-Contingent Provisions | Cash
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	$ 4	$ 2